Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Finance lease cost
Amortization of ROU assets	$ 1,805	$ 1,464	$ 1,605
Interest on lease liabilities	205	176	212
Finance lease cost	2,010	1,640	1,817
Operating lease cost	48,397	47,939	46,956
Short-term lease cost	894	873	876
Variable lease cost	10,987	10,877	13,324
Gain on modification of office lease	(13,907)	0	0
Lease impairment cost	0	2,452	1,629
Sublease income	(6,215)	(4,965)	(4,359)
Total lease cost	$ 42,166	$ 58,816	$ 60,243